Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Capital Advisors Growth Fund | Investor Class
Risk/Return:
Trading Symbol	CIAOX
Institutional Class Prospectus | TacticalShares Dynamic Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	TGIFX